Subsequent Events - Additional Information (Detail) - USD ($)	1 Months Ended
	Jul. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Increase in common stock repurchase program, authorized amount		$ 250,000,000	$ 100,000,000	$ 75,000,000
Maximum
Subsequent Event [Line Items]
Common stock repurchased program, authorized amount					$ 25,000,000
Subsequent Event
Subsequent Event [Line Items]
Common stock, dividends, per share, declared	$ 0.30
Cash dividend payable date	Sep. 15, 2023
Increase in common stock repurchase program, authorized amount	$ 100,000,000
Subsequent Event | Series A Preferred Shares
Subsequent Event [Line Items]
Preferred cash dividend per depositary share	$ 0.44
Preferred cash dividend per depositary share total aggregate amount payable	$ 2,625,000
Subsequent Event | Series B Preferred Shares
Subsequent Event [Line Items]
Preferred cash dividend per depositary share	$ 0.39
Preferred cash dividend per depositary share total aggregate amount payable	$ 2,344,000
Subsequent Event | Minimum
Subsequent Event [Line Items]
Common stock repurchased program, authorized amount	450,000,000
Subsequent Event | Maximum
Subsequent Event [Line Items]
Common stock repurchased program, authorized amount	$ 550,000,000